Income Statement of Aegon N.V. (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income statement [Line Items]
Net income / (loss)	€ 2,469	€ 438	€ (431)
Owners of Aegon N.V.	2,469	437	(432)
Aegon N.V [member]
Disclosure of income statement [Line Items]
Net income / (loss) group companies	2,511	533	(394)
Net income / (loss)	(42)	(96)	(38)
Owners of Aegon N.V.	€ 2,469	€ 437	€ (432)